Stock-based Payments	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Payments
Note 13: Stock-based Payments
In May 2015, the Company adopted the MEIP, which authorized an unspecified number of equity awards for the Company’s ordinary shares to be granted to certain senior executives and management. The Company also issues individual grants of share-based compensation awards, subject to board approval, for purposes of recruiting and as part of its overall compensation strategy. The Company has granted both stock options and Restricted Stock Units (“RSUs”).
On August 6, 2018, the Company adopted the 2018 Omnibus Management Share and Cash Incentive Plan (the “Management Plan”) and the 2018 Omnibus Non-Employee Director Share and Cash Incentive Plan (the “Director Plan,” and together with the Management Plan, the “2018 Omnibus Plans”).
Stock Options
The Company has granted time-based options and performance-based options. Both time-based and performance-based options expire ten years from the date of grant and are classified as equity awards.
Time-Based Options
Time-based options vest over the requisite service period, which is generally two to five years. The compensation cost related to time-based options is recognized over the requisite service period using the straight-line vesting method. In accordance with ASU 2016-09, the Company will no longer estimate forfeitures, but instead record actual forfeiture activity as it occurs.
The fair value of time-based options granted during 2018, 2017 and 2016 was $6.13, $5.02 and $4.81 per option, respectively. As there were multiple option grants during each period, assumptions below are calculated using a weighted average based on total shares issued. Fair value of time-based options was determined using the Black-Scholes model using the following assumptions:

	2018	2017	2016
Exercise price	$17.00	$17.00	$12.29
Expected option life	6.4 years	5.5 years	6.3 years
Risk-free interest rate	2.8%	2.3%	1.8%
Historical volatility rate	29.0%	26.9%	31.9%
Dividend yield	—%	—%	—%

The weighted average exercise prices of the time-based options granted during 2018, 2017 and 2016, respectively, are $17.00, $17.00 and $12.29, which approximates the fair value of an ordinary share on the grant date. Because the Company has limited historic exercise behavior, the simplified method was used to determine the expected option life, which is calculated by averaging the contractual term and the vesting period. The risk-free interest rate is based on zero-coupon risk-free rates with a term equal to the expected option life. The historical volatility rate is based on the average historical volatility of a peer group over a period equal to the expected option life. The dividend yield is 0% as the Company has not paid any dividends nor does it plan to pay dividends in the near future.
In December 2017, the Company provided the ability for certain individuals to convert a specified number of performance-based options to time-based options which will vest over the course of the next two years, with the first tranche vesting as of the grant date. In total, 1.3 million options were modified as part of this arrangement. Per ASC 718, the Company recorded incremental expense of $3.7 million during the year ended December 31, 2017 for the modified shares. As the performance condition of the modified options was not considered probable, no expense had been recorded to date prior to the modification.
The tables below summarize the Company’s outstanding time-based stock options (in millions, except for per share amounts):

	Time-Based Options
	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2015	1.6	$10.00	9.4	$3.3
Granted	0.6	12.29
Forfeited	0.0	12.00
Outstanding as of December 31, 2016	2.2	$10.65	8.6	$14.2
Granted	0.1	17.00
Granted through modification	1.3	11.06
Exercised	0.0	12.00
Forfeited	(0.1)	11.79
Outstanding as of December 31, 2017	3.5	$10.88	8.5	$13.8
Granted	0.2	17.00
Exercised	(0.3)	10.19
Forfeited	(0.1)	12.58
Outstanding as of December 31, 2018	3.3	$11.23	6.8	$11.8
Exercisable as of December 31, 2018	1.9	$10.35	6.6	$7.6

Total recognized compensation cost related to these stock option awards was $6.0 million, $5.7 million and $1.9 million for the years ended December 31, 2018, 2017 and 2016, respectively. At December 31, 2018, the total unrecognized compensation cost related to non-vested time-based option awards was $6.5 million, which is expected to be recognized over a weighted-average period of approximately 1.2 years.
Performance-Based Options
Vesting of the performance-based options is triggered by both a performance condition (a change in control or a liquidity event as defined in the award agreement) and a market condition (attainment of specified returns on capital invested by the majority stockholder). Vesting may be accelerated if certain return levels are achieved within defined time frames. In November 2018, all outstanding options were modified to include an additional market condition connected to the Company's share price, as return levels are achievable.
The fair value of performance-based options granted during 2018, 2017 and 2016 was $1.25, $2.23 and $1.42 option, respectively. As the performance-based options contain a market condition, the Company has determined the fair value of these options using a Monte Carlo simulation model, which used the following assumptions:

	2018	2017	2016
Exercise price	$17.00	$17.00	$12.30
Expected term (in years) (1)	1.1 years	1.2 years	1.9 years
Risk-free interest rate (2)	1.9% to 2.0%	0.4% to 1.5%	0.4% to 1.5%
Historical volatility rate	22.3% to 27.1%	25.4% to 29.0%	25.4% to 29.0%
Dividend yield	—%	—%	—%

(1)	The expected term is an average expected term. The expected term assumption is based on an expected liquidity date probability distribution over the course of the next one to two years.

(2)	The rate used for the awards granted in 2018, 2017 and 2016 is based on zero-coupon risk-free rates with a term equal to the expected term. The resulting rates range from 0.4% to 2.0%.
The Company considered achievement of the newly added share-price based market condition to be probable. The weighted average fair value of the awards as a result of the modification was $9.13. As such the Company began recognizing expense for all such options as of the modification date. The expense for the modified awards was recognized over the period in which the Company expected the new market condition to be obtained, which the Company determined to be one year.
The tables below summarize the Company’s outstanding performance-based stock options (in millions, except for per share amounts):

	Performance-Based Options
	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2015	2.4	$10.00	9.4	$4.7
Granted	1.2	12.30
Forfeited	0.0	12.00
Outstanding as of December 31, 2016	3.6	$10.90	8.6	$22.2
Granted	0.1	17.00
Modified (1)	(1.3)	11.06
Forfeited	(0.8)	10.50
Outstanding as of December 31, 2017	1.6	$11.23	7.8	$9.5
Granted	0.1	17.00
Forfeited	(0.2)	11.98
Outstanding as of December 31, 2018 (2)	1.5	$11.48	6.9	$4.5
Exercisable as of December 31, 2018, 2017 and 2016	—	$—	—	$—
(1) As discussed above, 1.3 million shares were converted to time-based options during December 2017.
(2) During 2018, the Company modified all outstanding performance-based options to include an additional market-based condition.
Total recognized compensation cost related to these stock option awards was $1.4 million for year ended December 31, 2018. At December 31, 2018, the total unrecognized compensation cost related to non-vested performance-based option awards was $12.4 million, which will be recognized over the course of the next year.
Restricted Stock Units
Co-Investment RSUs
In 2018, 2017 and 2016, the Company offered certain management employees two options to purchase or otherwise acquire shares. Management may purchase shares with cash, or they may elect to receive RSUs in lieu of all or a portion of their targeted cash bonus under the target Annual Incentive Plan (“AIP”). Participants choosing to receive RSUs under the AIP were granted a fixed number of RSUs based upon the fair value of an equity share at the grant date. 50% of the RSUs will vest on the annual AIP payment date in March of the following year, and the remaining 50% will vest one year later. If an individual’s actual bonus does not meet the total level of RSUs elected, any shortfall of shares will be forfeited. The Company recognizes compensation cost over the requisite service period using the straight-line vesting method. Since the co-investment RSUs are classified as equity awards, the fair value of the RSUs is the fair value of a limited liability share at the grant date. There are no vesting terms for shares purchased with cash, and as such, these awards are not considered compensation and are accounted for as an equity issuance.
Time-Based and Performance-Based RSUs
The Company may award certain individuals with RSUs. Time-based RSUs contain only a service condition, and the related compensation cost is recognized over the requisite service period of between two years and five years using the straight-line vesting method. The Company has determined the fair value of time-based RSUs as the fair value of an ordinary share on the grant date. For any shares granted to non-employees, the expense is adjusted for any changes in fair value at the end of each reporting period under the guidance in ASC 505-50.

As of December 31, 2018, the Company does not have any outstanding share awards that are liability classified as all shares granted have been determined to be equity instruments and are recorded into equity based on the straight-line vesting method noted above.
Performance-based RSUs ("PBRSUs") vest upon the achievement of a performance condition (change of control or liquidity event as defined in the award agreements) and a market condition (specified return upon the completion of a change of control or liquidity event). As the PBRSUs contain a market condition, the fair value of PBRSUs at the grant date is determined using a Monte Carlo simulation using the assumptions described above. In November 2018, the majority of outstanding PBRSUs were modified to include an additional market condition connected to the Company's share price. The Company considered achievement of the newly added share-price based market condition to be probable. Based on this fact pattern, the Company began recognizing expense for all such awards as of the modification date.
The weighted average fair value of PBRSUs granted during the year ended December 31, 2018 ranged from $2.00 per award to $3.68 per award. The Company considered achievement of the newly added share-price based market condition to be probable. As such the Company began recognizing expense for all such options as of the modification date. The expense for the modified awards will be fully recognized as of the modification date as the modification also removed any future service condition from the awards.
The following table summarizes the Company’s outstanding RSUs (in millions, except for per share amounts):

	Co-Investment RSUs		Time-Based RSUs		Performance-Based RSUs
	Number of RSUs	Weighted Average Fair Value per Share	Number of RSUs	Weighted Average Fair Value per Share	Number of RSUs	Weighted Average Fair Value per Share
Unvested as of December 31, 2015	0.5	$10.00	1.2	$11.40	2.5	$1.50
Granted (1)	0.3	12.29	7.1	13.60	—	—
Vested	—	—	(0.7)	12.00	—	—
Forfeited	0.0	12.00	—	12.00	—	—
Unvested as of December 31, 2016	0.8	$10.90	7.6	$13.36	2.5	$1.50
Granted	0.1	17.00	0.5	17.00	—	—
Vested	(0.1)	12.00	(0.9)	11.81	—	—
Forfeited	(0.1)	12.00	(0.2)	12.16	—	—
Unvested as of December 31, 2017	0.7	$11.28	7.0	$13.48	2.5	$1.50
Granted	0.1	17.00	0.7	17.09	0.2	3.18
Granted through modification	—	—	1.8	18.08	0.9	17.29
Vested	(0.1)	10.32	(1.6)	14.63	(0.2)	17.29
Modified	—	—	—	—	(2.7)	1.56
Forfeited	(0.1)	11.77	(0.1)	13.44	—	—
Unvested as of December 31, 2018	0.6	$11.50	7.8	$14.63	0.7	$15.94

(1)	In November 2016, 1.8 million shares granted were liability classified.
The following table summarizes the Company's compensation expense related to RSUs (in millions):

	Year Ended December 31,			Unrecognized at December 31, 2018
	2018	2017	2016
Time-Based RSUs	$43.8	$20.0	$18.2	$66.0
Co-Investment RSUs	0.6	1.5	2.2	0.5
Performance-Based RSUs	15.4	—	—	0.3
Equity classified compensation cost	$59.8	21.5	$20.4	$66.8
Liability classified compensation cost (1)	4.9	8.1	1.8	—
Total RSU stock-based compensation cost	64.7	$29.6	$22.2	$66.8
(1) In the third quarter of 2018, all liability classified awards were reclassified to equity, due to certain contingencies being lifted.
Cassidy Turley - Deferred Payment Obligation
The following table summarizes the Company's expense related to the DPO for those who elected to receive their consideration in shares (in millions):

	Year Ended December 31,
	2018	2017	2016
Employees	$9.9	$9.5	$10.8
Non-employees	3.6	13.7	15.3
Total DPO expense	$13.5	$23.2	$26.1

The expense for non-employees is adjusted for changes in value of the Company's share price each reporting period. During 2016, the fair value of a share increased from $12.00 per share to $17.00 per share. Following the IPO, all non-employee shares were adjusted. At December 31, 2018, the service condition related to these shares was met and 7.4 million shares vested and settled into equity.